Shareholder Fees - Calamos Growth & Income Portfolio - CLASS I	Apr. 10, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)
Maximum Deferred Sales Charge (as a percentage of Offering Price)